CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 1,916,675	$ 655,405	$ 155,271
Due from employee	8,000
Accounts receivable, net of allowance		0	51,256
Inventories on land	1,583,336	0	3,426
Inventory deposits	140,420	879,504	0
Deferred financing costs	48,784	14,489	0
Prepaid expenses	50,658	21,411	10,277
Total current assets	3,747,873	1,570,809	220,230
Property and equipment, net	572,888	249,325	6,059
Investment in Powerdyne, at cost	250,000	250,000	0
Service contract - related party	332,500	350,000	0
Other assets	19,359	19,359	0
Total assets	4,922,620	2,439,493	226,289
Current liabilities:
Accounts payable	287,888	326,700	505,602
Accrued expenses and deposits	164,488	138,677	526,238
Accrued compensation	222,640	211,905	1,996,559
Membership deposits and accrued benefits	3,359,986	10,020	0
Deferred revenue	11,350	600	0
Notes payable	1,000,000	1,050,000	1,100,000
Advances from related parties	246,157	89,359	157,203
Total current liabilities	5,292,509	1,827,261	4,285,602
Total liabilities	5,292,509	1,827,261	4,285,602
Commitments and contingent liabilities
Shareholders' equity (deficit)
Preferred stock, $0.001 par value: 20,000,000 shares authorized, no shares issued and outstanding		0	0
Common stock, $0.001 par value: 150,000,000 shares authorized, 47,533,029 and 37,763,410 shares issued and outstanding at December 31, 2015 and 2014, respectively.	47,631	47,533	37,763
Additional paid-in capital	6,281,402	6,007,601	435,040
Accumulated deficit	(6,698,922)	(5,442,902)	(4,532,116)
Total shareholders' equity (deficit)	(369,889)	612,232	(4,059,313)
Total liabilities and shareholders' equity (deficit)	$ 4,922,620	$ 2,439,493	$ 226,289